DESCRIPTION OF BUSINESS AND THE MERGER	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Description Of Business and Merger [Abstract]
DESCRIPTION OF BUSINESS AND THE MERGER
NOTE 1 - DESCRIPTION OF BUSINESS AND THE MERGER

Description of Business

DecisionPoint Systems, Inc. (“DecisionPoint”, “Company”), through its subsidiaries is an enterprise mobility systems integrator that sells and installs mobile computing and wireless systems that are used both within a company’s facilities in conjunction with wireless networks and in the field using carrier-based wireless networks.  These systems generally include mobile computers, mobile application software, and related data capture equipment including bar code scanners and radio frequency identification (“RFID”) readers.  The Company also provides professional services, proprietary and third party software and software customization as an integral part of its customized solutions for its customers.    The proprietary suite of software products utilizes the latest technologies to empower the mobile worker in many areas including merchandising, sales and delivery; field service; logistics and transportation; and warehouse management.

The Company, formerly known as Comamtech, Inc. (“Comamtech”), was incorporated on August 16, 2010, in Canada under the laws of the Ontario Business Corporations Act (“OCBA”).  On June 15, 2011, the Company entered into a Plan of Merger (the “Merger Agreement”) among the Company, its wholly-owned subsidiary, 2259736 Ontario Inc., incorporated under the laws of the Province of Ontario, Canada (the “Purchaser”) and DecisionPoint Systems, Inc., a Delaware corporation (“Old DecisionPoint”) incorporated on December 27, 2006, under the laws of the State of Delaware.  Pursuant to the Merger Agreement, under Section 182 of the OCBA, on June 15, 2011 (the “Effective Date”) Old DecisionPoint merged (the “Merger”) into the Purchaser and became a wholly owned subsidiary of the Company.  In connection with the Merger, the Company changed its name to DecisionPoint Systems, Inc., and the Purchaser changed its name to DecisionPoint Systems International, Inc. (“DecisionPoint Systems International”).  The Company and DecisionPoint Systems International each reincorporated in the State of Delaware, subsequent to the Merger.  Upon completion of the Merger, the Company adopted Old DecisionPoint’s business plan.

Accounting Treatment of the Merger; Financial Statement Presentation

Prior to the Merger, Comamtech was a “shell company” (as such term is defined in Rule 12b-2 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).  The Merger was accounted for as a reverse recapitalization pursuant to the guidance in “SEC’s Division of Corporation Finance Financial Reporting Manual”.  These transactions are considered by the SEC to be capital transactions in substance, rather than business combinations.  The Merger has been accounted for as a recapitalization which resulted in an exchange ratio of one Old DecisionPoint share for every 7.23273 shares of Comamtech common stock outstanding prior to the Merger.  For accounting purposes, Old DecisionPoint is considered the acquirer and surviving entity in the reverse recapitalization.  Accordingly, 2,186,689 shares were deemed issued to the Comamtech shareholders in exchange for approximately $3.9 million of net assets received.  The accompanying historical consolidated financial statements prior to the Merger are those of Old DecisionPoint.

The accompanying unaudited condensed consolidated financial statements present the previously issued shares of Comamtech common stock as having been issued pursuant to the Merger on June 15, 2011, with the consideration received for such issuance being the net assets of Comamtech received in the Merger.  The shares of common stock of the Company issued to Old DecisionPoint’s stockholders in the Merger are presented as having been outstanding since the original issuance of the shares.  Further, the exchange ratio has been retroactively applied to all share, weighted average share, loss per share, and stock option and warrant disclosures.  See Footnote 1 of the Company's audited consolidated financial statements included in the Company's 2011 Annual Report on Form 10-K filed on March 30, 2012, for a comprehensive description of the Merger.

NOTE 1 - DESCRIPTION OF BUSINESS AND THE MERGER

Nature of Business - DecisionPoint Systems, Inc., (“DecisionPoint”, “Company”) through its subsidiaries is an enterprise mobility systems integrator that sells and installs mobile computing and wireless systems that are used both within a company’s facilities in conjunction with wireless networks and in the field using carrier-based wireless networks.  These systems generally include mobile computers, mobile application software, and related data capture equipment including bar code scanners and radio frequency identification (“RFID”) readers.  The Company also provides professional services, proprietary and third party software and software customization as an integral part of its customized solutions for its customers.

DecisionPoint Systems, Inc., formerly known as Comamtech, Inc. (“Comamtech”), was incorporated on August 16, 2010, in Canada under the laws of the Ontario Business Corporations Act (“OCBA”).  On June 15, 2011, the Company entered into a Plan of Merger (the “Merger Agreement”) among the Company, its wholly owned subsidiary, 2259736 Ontario Inc., incorporated under the laws of the Province of Ontario, Canada (the “Purchaser”) and DecisionPoint Systems, Inc., a Delaware corporation (“Old DecisionPoint”) incorporated on December 27, 2006, under the laws of the State of Delaware.  Pursuant to the Merger Agreement, under Section 182 of the OCBA, on June 15, 2011 (the “Effective Date”) Old DecisionPoint merged (the “Merger”) into the Purchaser and became a wholly owned subsidiary of the Company.  In connection with the Merger, the Company changed its name to DecisionPoint Systems, Inc. and the Purchaser changed its name to DecisionPoint Systems International, Inc. (“DecisionPoint Systems International”).  The Company and the DecisionPoint Systems International each reincorporated in the State of Delaware subsequent to the Merger.  Upon completion of the Merger, the Company adopted Old DecisionPoint’s business plan.

Description of the Merger – On June 15, 2011, pursuant to the Merger, the Company acquired all of the issued and outstanding capital stock of Old DecisionPoint from its shareholders in exchange for 4,593,660 shares of the Company’s common stock, resulting in an exchange ratio of one share for every eight shares of common stock tendered (1:8).  The Company also acquired all of Old DecisionPoint’s issued and outstanding Series A Cumulative Convertible Preferred Shares and Series B Cumulative Convertible Preferred Shares in exchange for 243,750 and 118,750 of the Company’s Cumulative Convertible Preferred Shares, respectively.  Immediately after the Merger, there were 6,934,412 shares of the Company’s common stock outstanding and 243,750 and 118,750 shares of the Company’s Series A Cumulative Convertible Preferred Shares and Series B Cumulative Convertible Preferred Shares outstanding, respectively.  Pursuant to the terms of the Merger Agreement, the Company assumed all of Old DecisionPoint’s obligations under their outstanding stock option plans and warrant agreements.  Two of the directors of the Company retained their positions and the remaining positions were filled by the directors and officers of Old DecisionPoint.  In connection with and upon the Effective Date of the Merger, the Company issued 153,883 additional common shares as payment for finder’s fees.  The shares were valued at $2.30 per share, the closing share price on the Effective Date for total consideration of $353,931.  Other expenses related to the Merger totaled $376,547.  The finder’s fees and other expenses were accounted for as costs of the reverse recapitalization in the accompanying consolidated statement of stockholders’ equity (deficit).  In November 2011, the shares issued as payment for the finder’s fee were repurchased by the Company for $250,000 in cash.

The estimated fair values of the financial assets received and liabilities assumed from Comamtech in the reverse recapitalization are comprised of the following as of June 15, 2011:

Cash	$2,361,742
Note receivable	100,000
Other receivables	1,488,850
Other current assets	150,545
Accounts payable	(153,450)

Net asset value	$3,947,687

The other receivables are comprised of a $1,500,000 payment due from the sale of a business by Comamtech to a publicly traded company, and another miscellaneous receivable of $49,732.  The $1,500,000 receivable is due May 2012.  Management estimated the fair value of this receivable on the date of the Merger by calculating the present value of the expected cash payment using a credit risk adjusted interest rate of 4.6%, resulting in a fair value of $1,439,117.  The fair value of the receivable is $1,476,285 as of December 31, 2011, and is included in other receivables in the accompanying consolidated balance sheet as of December 31, 2011.

The note receivable represented approximately $4.4 million due from the sale of a business by Comamtech to a private company (“Empresario”).  The note was secured by the assets of Empresario and was guaranteed by its principal shareholder.  To accommodate Empresario’s inability to perform, the note was restructured several times by Comamtech prior to the Merger.  Empresario defaulted on the amended terms on August 10, 2011, and management of the Company sent Empresario a demand for payment.  At that time, Empresario had not been able to secure a viable path for repayment and, based on all of the information available at the time, management had assessed the financial health and capitalization of Empresario along with its claim paying ability as being very poor.  Accordingly, management estimated the fair value of the note receivable to be $100,000 as of June 30, 2011.

On September 2, 2011, the Company entered into a transfer and payment agreement (the “Transfer Agreement”) among the Company, Empresario, and its sole shareholder.  Pursuant to the Transfer Agreement, Empresario paid the Company $530,000, and the Company transferred to Empresario its right, title and interest in the Purchased Assets, as defined by the Asset Purchase Agreement dated May 14, 2009 between Comamtech and Empresario (“the Purchase Agreement”).  The convertible secured debenture, dated August 10, 2010, between Empresario and Comamtech, in the original amount of $4.4million was cancelled and terminated.  The guarantee, dated May 14, 2009, among Comamtech, Empresario, and the sole shareholder, pursuant to which the sole shareholder guaranteed certain obligations under the Purchase Agreement, was cancelled and terminated.  Costs incurred to complete the Transfer Agreement totaled $130,000, of which $100,000 was due to Robert Chaiken, a Director of the Company, for services related to negotiating the Transfer Agreement.  The Company paid $42,152 in cash and on September 30, 2011, issued Mr. Chaiken 26,906 shares of common stock valued at $57,848 as payment in full.  The remaining costs were legal and other professional services to complete the Transfer.

The difference between the estimated fair value of the note receivable of $100,000 and the payment of $530,000, reduced by $130,000 in costs to complete the Transfer, approximated $300,000 and was recorded in other (income) expense, net, in the accompanying consolidated statement of operations for the year ended December 31, 2011.

Pursuant to the Merger Agreement, on or before August 25, 2011, the Company was to have an audit performed on the balance sheet of Comamtech as of June 15, 2011 (the “Opening Balance Sheet”).  Prior to August 25, 2011, the Company prepared a statement (the “Purchase Price Statement”) setting forth its good faith computation of the shareholders’ equity of Comamtech as of August 15, 2011.  During August 2011, both parties accepted the Purchase Price Statement and agreed to forego an audit.

Pursuant to the Merger Agreement, if the final shareholders’ equity balance reflected in the Opening Balance Sheet was less than $7,233,000, then the shareholders of Old DecisionPoint at the date of the Merger were entitled to receive, on a pro rata basis, common shares according to a schedule set forth in the Merger Agreement.  The final shareholders’ equity balance reflected in the Opening Balance Sheet was $3,947,687 (see table above) and as a result, the Company issued the maximum number of additional common shares of 487,310 to the Old DecisionPoint shareholders on September 30, 2011.  These shares were included in total common shares issued and outstanding as of the Effective Date of the transaction.  This had the effect of reducing the exchange ratio from one for every eight shares tendered (1:8) to one for every seven point two three shares tendered (1:7.23273).  The additional common shares have been accounted for as a reduction in the exchange ratio for all other securities, including the preferred stock, stock options and warrants to purchase shares of the Company’s securities.

As a result, after the adjustment to the exchange ratio, the Company had acquired all of the issued and outstanding capital stock of Old DecisionPoint from its shareholders by exchanging 36,749,286 of Old DecisionPoint common shares for 5,080,970 shares of the Company’s common stock and by exchanging 975 and 380 shares of Old DecisionPoint Series A and Series B Cumulative Convertible Preferred Shares, for 269,608 and 131,347 shares of the Company’s Series A and Series B Cumulative Convertible Preferred Shares, respectively.

Accounting Treatment of the Merger; Financial Statement Presentation

Prior to the Merger, Comamtech was a “shell company” (as such term is defined in Rule 12b-2 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).  The Merger was accounted for as a reverse recapitalization pursuant to the guidance in “SEC’s Division of Corporation Finance Financial Reporting Manual”.  These transactions are considered by the Securities and Exchange Commission to be capital transactions in substance, rather than business combinations.  Accordingly, the Merger has been accounted for as a recapitalization, and, for accounting purposes, Old DecisionPoint is considered the acquirer and surviving entity in the reverse recapitalization.  Accordingly, 2,186,689 shares were deemed issued to the Comamtech shareholders in exchange for $3,947,687 of net assets received.  The accompanying historical consolidated financial statements prior to the Merger are those of Old DecisionPoint.

The accompanying consolidated financial statements present the previously issued shares of Comamtech common stock as having been issued pursuant to the Merger on June 15, 2011, with the consideration received for such issuance being the net assets of Comamtech received in the Merger.  The shares of common stock of the Company issued to Old DecisionPoint’s stockholders in the Merger are presented as having been outstanding since the original issuance of the shares.  Further, the exchange ratio, as adjusted above, has been retroactively applied to all share, weighted average share, loss per share, and stock option and warrant disclosures.